General information	12 Months Ended
Dec. 31, 2022
General information
General information

AC Immune SA

Notes to the Consolidated Financial Statements

(In CHF thousands except for share and per share data)

1.General information

AC Immune SA was founded in 2003. The Company controls a fully-owned subsidiary, AC Immune USA, Inc. (“AC Immune USA” or “Subsidiary” and, together with AC Immune SA, “AC Immune,” “ACIU,” “Company,” “we,” “our,” “ours,” “us”), which was registered and organized under the laws of Delaware, USA in June 2021. The Company and its Subsidiary form the Group.

AC Immune SA is a clinical-stage biopharmaceutical company leveraging our two proprietary technology platforms to discover, design and develop novel proprietary medicines and diagnostics for prevention and treatment of neurodegenerative diseases (NDD) associated with protein misfolding. Misfolded proteins are generally recognized as the leading cause of NDD, such as Alzheimer’s disease (AD) and Parkinson’s disease (PD), with common mechanisms and drug targets, such as amyloid beta (Abeta), Tau, alpha-synuclein (a-syn) and TDP-43. Our corporate strategy is founded upon a three-pillar approach that targets (i) AD, (ii) focused non-AD NDD including Parkinson’s disease, ALS and NeuroOrphan indications and (iii) diagnostics. We use our two unique proprietary platform technologies, SupraAntigen (conformation-specific biologics) and Morphomer (conformation-specific small molecules), to discover, design and develop novel medicines and diagnostics to target misfolded proteins.

The Company was initially incorporated as a limited liability company on February 13, 2003 in Basel, and effective August 25, 2003 was transformed into a stock company. The Company’s corporate headquarters are located at EPFL Innovation Park Building B, 1015 Lausanne, Switzerland.